Earnings Per Share (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Basic earnings per share
Net income available to the company's common shareholders	$ 1,398,413	$ 1,534,416
Weighted Average Number of Shares Outstanding - Basic (in shares)	5,321,968	4,620,000
Earnings per share - Basic (in dollers per share)	$ 0.26	$ 0.33
Diluted earnings per share
Net income available to the company's common shareholders	$ 1,398,413	$ 1,534,416
Weighted average shares outstanding - Basic (in shares)	5,321,968	4,620,000
Options (in shares)	97,058	22,383
Weighted shares outstanding - Diluted (in shares)	5,419,026	4,642,383
Earnings per share - Diluted (in dollars per share)	$ 0.26	$ 0.33